Segmented Information (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [Abstract]
Schedule of operating segments [Table Text Block]
March 31, 2021	Canada		Sweden			Iceland		Switzerland		Norway		Bermuda	Total
Income from digital currency mining	$22,602,105	$		-	$		-	$624,475	$		-	$43,471,344	$66,697,924

March 31, 2020	Canada		Sweden			Iceland		Switzerland		Norway		Total
Income from digital currency mining	$24,869,473	$		-	$		-	$4,350,370	$		-	$29,219,843

Schedule of non-current tangible assets located in geographical jurisdictions [Table Text Block]

March 31, 2021	Canada	Sweden	Iceland	Switzerland		Norway		Bermuda	Total
Data centre equipment	$5,519,758	$12,849,969	$3,229,076	$-	$		-	$-	$21,598,803
ROU Asset	1,928,889	1,049,395	-	-			-	-	2,978,284
	$7,448,647	$13,899,364	$3,229,076	$-	$		-	$-	$24,577,087

March 31, 2020	Canada	Sweden	Iceland	Switzerland		Norway		Total
Data centre equipment	$-	$5,712,764	$702,936	$-	$		-	$6,415,700
ROU Asset	-	2,240,274	-	-			-	2,240,274
	$-	$7,953,038	$702,936	$-	$		-	$8,655,974